Persimmon Long/Short Fund

Supplement dated June 5, 2014
to the Prospectus dated February 1, 2014

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Effective May 7, 2014, the adviser has contractually agreed to reduce its management fee from 2.50% to 1.99%.  Certain information in the Prospectus has been replaced as described below.

The fee table in the section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus has been replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.99%	1.99%
Distribution and/or Service (12b-1) Fees	0.25%	None
Total Other Expenses	2.21%	2.21%
Short Selling Dividend and Interest Expense	1.01%	1.01%
Remaining Other Expenses	1.20%	1.20%
Acquired Fund Fees and Expenses (2)	0.06%	0.06%
Total Annual Fund Operating Expenses	4.51%	4.26%
Fee Waiver (3)	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver	4.31%	4.06%

(1)

Restated to reflect current contractual management fees.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.

(3)

The Fund’s adviser, Persimmon Capital Management, LP (the “Adviser”) has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31, 2015 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense or securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 3.24% of average daily net assets attributable to Class A shares and 2.99% of average daily net assets attributable to Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.

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The expense table in the section entitled “Example” on page 1 of the Prospectus has been replaced with the following:

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$911	$1,780	$2,657	$4,887
I	$408	$1,276	$2,157	$4,417

The second paragraph in the section entitled “Investment Adviser” on page 13 of the Prospectus is replaced with the following:

Pursuant to an advisory agreement between the Fund and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal of 1.99% of the Fund’s average daily net assets.  The Adviser pays the Fund’s Sub-Advisers out of the fee it receives from the Fund.  The Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31, 2015 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 3.24% of average daily net assets attributable to Class A shares and 2.99% of average daily net assets attributable to Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.  A discussion regarding the basis for the Board of Trustees’ approval of the advisory and sub-advisory agreements will be available in the Fund’s annual or semi-annual report to shareholders.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information each dated February 1, 2014.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-855-233-8300.

Please retain this Supplement for future reference.

The fee table in the section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus has been replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Persimmon Long/Short Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Persimmon Long/Short Fund		Class A Shares	Class I Shares
Management Fees	[1]	1.99%	1.99%
Distribution and/or Service (12b-1) Fees		0.25%	none
Total Other Expenses		2.21%	2.21%
Short Selling Dividend and Interest Expense		1.01%	1.01%
Remaining Other Expenses		1.20%	1.20%
Acquired Fund Fees and Expenses	[2]	0.06%	0.06%
Total Annual Fund Operating Expenses		4.51%	4.26%
Fee Waiver	[3]	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver		4.31%	4.06%
[1]	Restated to reflect current contractual management fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[3]	The Fund's adviser, Persimmon Capital Management, LP (the "Adviser") has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31, 2015 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense or securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 3.24% of average daily net assets attributable to Class A shares and 2.99% of average daily net assets attributable to Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Persimmon Long/Short Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	911	1,780	2,657	4,887
Class I Shares	408	1,276	2,157	4,417